Note 12 - FHLB Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016	Dec. 15, 2016	Dec. 15, 2015	Dec. 15, 2014
Advances from Federal Home Loan Banks	$ 0		$ 0
Pledged Assets, Not Separately Reported, Other	106,300		104,700
Additional Advances from Federal Home Loan Banks	77,900		85,800
Other Borrowings	$ 0		$ 7,000			$ 10,000
Other Borrowings [Member]
Debt Instrument, Interest Rate, Stated Percentage						6.50%
Debt Instrument, Annual Principal Payment		$ 7,000		$ 2,000	$ 1,000	$ 1,000